PROPERTY & EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
AIRCRAFT
Summary of aircraft fleet activity

	December 31, 2020	Additions	Removals	June 30, 2021
Passenger:
Owned	14	6	—	20
Finance leases	5	2	—	7
Operating leases	12	—	(6)	6
Sun Country Airlines' Fleet	31	8	(6)	33
Cargo:
Aircraft Operated for Amazon	12	—	—	12
Total Aircraft Operated	43	8	(6)	45

	December 31, 2019	Additions	Removals	June 30, 2020
Passenger:
Owned	5	9	—	14
Finance leases	10	—	(5)	5
Operating leases	14	—	(2)	12
Seasonal leases	2	—	(2)	—
Sun Country Airlines' Fleet	31	9	(9)	31
Cargo:
Aircraft Operated for Amazon	—	7	—	7
Total Aircraft Operated	31	16	(9)	38

The following tables summarize the Company’s aircraft fleet activity for the years ended December 31, 2020 and 2019, respectively:

	December 31, 2019	Additions	Removals	December 31, 2020
Passenger:
Owned	5	9	—	14
Finance leases	10	—	(5)	5
Operating leases	14	—	(2)	12
Seasonal leases	2	—	(2)	—
Sun Country Airlines’ Fleet	31	9	(9)	31
Cargo Aircraft Operated for Amazon	—	12	—	12
Total Aircraft Operated	31	21	(9)	43

The 12 cargo aircraft added during 2020 relate to the Amazon Agreement (see Note 1).

	December 31, 2018	Additions	Removals	December 31, 2019
Owned	3	2	—	5
Finance leases	5	5	—	10
Operating leases	19	—	(5)	14
Seasonal leases	3	2	(3)	2
Sun Country Airlines’ Fleet	30	9	(8)	31